OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
Schedule of Other Current Liabilities
	As of December 31,
	2 0 1 2	2 0 1 1

Accrued salaries and fringe benefits	$4,824	$3,869
Accrued warranty costs (See B below)	1,994	2,044
Governmental institutions	1,356	1,066
Investment in financial instruments	-	402
Other	270	701
	$8,444	$8,082

Changes in the Product Warranty Accrual
	As of December 31,
	2 0 1 2	2 0 1 1

Balance as of beginning of year	$2,044	$2,347
Services provided under warranty	(2,100)	(2,518)
Changes in provision	2,050	2,215
Balance as of end of year	$1,994	$2,044